Hartford Life Insurance Company Separate Account Ten:

333-69439	Putnam Hartford Capital Manager (Series VI/VIR)
033-73566	Putnam Hartford Capital Manager (Series V)
033-17207	Putnam Capital Manager (Series I-IV)

Hartford Life and Annuity Insurance Company Separate Account Ten:

333-69429	Putnam Hartford Capital Manager (Series VI/VIR)
033-73572	Putnam Hartford Capital Manager (Series V)
033-60702	Putnam Capital Manager (Series III-IV)

Supplements Dated November 7, 2008 to the Prospectus and Statement of Additional Information Dated May 1, 2008

Supplement Dated November 7, 2008 to your Prospectus

Effective on or about January 2, 2009, the following name changes will take place:

Old Name	New Name

Putnam VT Utilities Growth and Income Fund	Putnam VT Global Utilities Fund
Putnam VT Health Sciences Fund	Putnam VT Global Health Care Fund

As a result, all references to the Putnam VT Utilities Growth and Income and Putnam VT Health Sciences Funds are deleted and replaced with Putnam VT Global Utilities and Putnam VT Global Health Care Funds.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-7871

Supplement Dated November 7, 2008 to your Statement of Additional Information

Effective on or about January 2, 2009, the following name changes will take place:

Old Name	New Name

Putnam VT Utilities Growth and Income Fund	Putnam VT Global Utilities Fund
Putnam VT Health Sciences Fund	Putnam VT Global Health Care Fund

As a result, all references to the Putnam VT Utilities Growth and Income and Putnam VT Health Sciences Funds are deleted and replaced with Putnam VT Global Utilities and Putnam VT Global Health Care Funds.

This Supplement Should Be Retained With The Statement Of Additional Information For Future Reference.

HV-7872